Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		9 Months Ended		94 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Consolidated Statements of Cash Flows (Unaudited) [Abstract]
Net Gain (Loss)	$ (5,326,448)	$ (2,602,455)	$ (6,609,367)	$ (31,400,044)	$ (96,247,000)
Adjustment for:
Depreciation	19,547	16,738	58,985	54,915	428,562
Loss on disposal of assets	0	0	0	0	44,669
Stock based compensation			1,511,822	1,154,415	19,170,222
Accrued interest			0	0	(58,875)
Write-down of mineral properties			100,000	0	1,856,049
Accretion expense	38,426	35,210	115,278	84,674	235,162
Change in reclamation			(4,555)	(19,532)	59,037
Insurance expense			183,911	96,648	366,146
Other non cash transactions			205,474	900	204,575
Change in fair value of equity conversion right	0	(164,488)	0	15,467	990,236
Change in fair value of warrant liability	228,312	(1,085,671)	(7,059,807)	21,233,585	16,318,110
(Increase) Decrease in accounts receivable			10,239	(369,678)	(1,532,059)
(Increase) Decrease in prepaid expenses			(307,321)	(85,322)	(341,573)
Increase (Decrease) in accounts payable			1,507,237	(10,947)	392,626
Cash used in operating activities			(10,288,104)	(9,244,919)	(58,114,113)
Sale (purchase) of marketable securities			144,690	0	144,690
Increase of reclamation bond			(82,678)	0	(82,678)
Purchase of GIC receivable			0	0	58,875
Notes receivable issued			0	243,495	21,365
Purchase of equity conversion right			0	0	(1,337,700)
Purchase of mineral properties			(100,000)	(150,000)	(7,209,870)
Cash acquired on acquisition of X-Cal			0	0	843,101
Purchase of equipment			(36,218)	(28,712)	(938,080)
Cash provided by (used in) investing activities			(74,206)	64,783	(8,500,297)
Demand notes payable issued			0	0	105,580
Issuance of capital Stock			11,936,020	3,572,052	82,767,999
Cash provided by financing activities			11,936,020	3,572,052	82,873,579
Effect of exchange rate changes on cash			(120,343)	492,544	(116,561)
Change in cash during period			1,453,367	(5,115,540)	16,142,608
Cash at beginning of period			14,689,241	21,380,505	0
Cash at end of period	16,142,608	16,264,965	16,142,608	16,264,965	16,142,608
Supplemental Cash Flow Disclosure
Interest Received	23,237	85,826	23,237	85,826	23,237
Cash	13,584,103	4,454,979	13,584,103	4,454,979	13,584,103
Short-term investments	$ 2,558,505	$ 11,809,986	$ 2,558,505	$ 11,809,986	$ 2,558,505